Regulatory Assets And Liabilities	12 Months Ended
Dec. 31, 2012
Regulatory Assets And Liabilities [Abstract]
Regulatory Assets And Liabilities

Note 6 – Regulatory Assets and Liabilities

The regulatory assets represent costs that are expected to be fully recovered from customers in future rates while regulatory liabilities represent amounts that are expected to be refunded to customers in future rates or amounts recovered from customers in advance of incurring the costs.  Except for income taxes, regulatory assets and regulatory liabilities are excluded from the Company’s rate base and do not earn a return.  The components of regulatory assets and regulatory liabilities are as follows:

	December 31,		December 31,
	2012		2011
	Regulatory	Regulatory	Regulatory	Regulatory
	Assets	Liabilities	Assets	Liabilities

Income taxes	$348,359	$192,551	$102,726	$1,706
Utility plant retirement costs	16,976	19,936	21,975	15,845
Post-retirement benefits	139,139	28,795	100,640	22,961
Water tank painting	2,836	-	4,420	-
Fair value adjustment of long-term
debt assumed in acquisition	4,739	-	1,540	162
Rate case filing expenses & other	9,215	81	8,731	670
	$521,264	$241,363	$240,032	$41,344

Items giving rise to deferred state income taxes, as well as a portion of deferred Federal income taxes related to certain differences between tax and book depreciation expense, are recognized in the rate setting process on a cash or flow-through basis and will be recovered as they reverse.  Amounts include differences that arise between certain utility asset improvement costs capitalized for book and deducted as a repair expense for tax purposes.

The regulatory liability for the repair tax accounting change catch-up represents the tax benefits anticipated to be realized on the Company’s 2012 tax return, which has not yet flowed-through as a reduction to income tax expense due to the ten year amortization period which is expected to begin in 2013.  This amortization period was stipulated in a June 2012 rate order issued to Aqua Pennsylvania.

The regulatory asset for utility plant retirement costs, including cost of removal, represents costs already incurred that are expected to be recovered in future rates over a five year recovery period.  The regulatory liability for utility plant retirement costs represents amounts recovered through rates during the life of the associated asset and before the costs are incurred.

Post-retirement benefits include pension and other post-retirement benefits.  A regulatory asset has been recorded at December 31, 2012 and 2011 for the costs that would otherwise be charged to stockholders’ equity for the underfunded status of the Company’s pension and other post-retirement benefit plans.  The regulatory asset related to pension costs includes deferred net pension expense in excess of amounts funded which the Company believes will be recoverable in future years as pension funding is required.  The regulatory asset related to post-retirement benefits other than pensions represents costs that were deferred between the time that the accrual method of accounting for these benefits was adopted in 1993 and the recognition of the accrual method in the Company's rates as prescribed in subsequent rate filings. Amortization of the amount deferred for post-retirement benefits other than pensions began in 1994 and is currently being recovered in rates.

Expenses associated with water tank painting are deferred and amortized over a period of time as approved in the regulatory process.  Water tank painting costs are generally being amortized over a period ranging from 5 to 17 years.

The Company recorded a fair value adjustment for fixed rate, long-term debt assumed in acquisitions that matures in various years ranging from 2022 to 2029.  The regulatory asset or liability results from the rate setting process continuing to recognize the historical interest cost of the assumed debt.

The regulatory asset related to rate case filing expenses represents the costs associated with filing for rate increases that are deferred and amortized over periods that generally range from one to five years.  Other represents costs incurred by the Company for which it has received or expects to receive rate recovery.

The regulatory asset related to the costs incurred for information technology software projects and water main cleaning and relining projects are described in Note 1 – Summary of Significant Accounting Policies – Property, Plant and Equipment and Depreciation.